Changes in accounting policies - Additional information (Detail) $ in Millions	Nov. 01, 2019 CAD ($)
Disclosure Of Reconcilation Of Operating Lease Commitments [Line Items]
Lease liability	$ 1,712
Weighted average incremental borrowing rate	2.31%
IFRS 16 [Member]
Disclosure Of Reconcilation Of Operating Lease Commitments [Line Items]
Lease liability	$ 1,700
Right-of-use assets	1,600
Increase decrease in retained earnings as a result of adoption of ifrs sixteen	$ 100